Exploration and Evaluation Expenditures (Details Narrative)																																						1 Months Ended							9 Months Ended			60 Months Ended	61 Months Ended
	Apr. 23, 2023 USD ($) shares	May 24, 2022 shares	Apr. 23, 2022 USD ($) shares	Dec. 14, 2021 USD ($)	May 24, 2021 shares	May 21, 2021 shares	Apr. 23, 2021 USD ($) shares	Feb. 16, 2021 USD ($)	Dec. 29, 2020 USD ($)	Oct. 02, 2020 USD ($) shares	Oct. 01, 2020 shares	Jul. 07, 2020 USD ($)	May 24, 2020 shares	Apr. 23, 2020 USD ($) shares	Dec. 29, 2019 USD ($)	Oct. 01, 2019 shares	Jul. 07, 2019 USD ($)	May 24, 2019 shares	Apr. 23, 2019 USD ($) shares	Dec. 29, 2018 USD ($)	Dec. 28, 2018 USD ($)	Oct. 23, 2018 USD ($) shares	Oct. 01, 2018 shares	Jul. 07, 2018 USD ($)	May 24, 2018 shares	May 04, 2018 CAD ($)	May 04, 2018 USD ($)	Apr. 23, 2018 CAD ($) shares	Apr. 23, 2018 USD ($) shares	Nov. 24, 2017 shares	Oct. 01, 2017 shares	Sep. 02, 2017 a	Jul. 26, 2017 CAD ($) a	Jul. 26, 2017 USD ($) a	Jul. 07, 2017 USD ($)	May 02, 2017 USD ($) a shares	Aug. 11, 2016 USD ($)	May 24, 2022 USD ($)	May 24, 2021 USD ($)	May 24, 2020 USD ($)	May 24, 2019 USD ($)	May 24, 2018 USD ($)	Nov. 24, 2017 USD ($)	Nov. 17, 2016 shares	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CAD ($)	Apr. 30, 2022 shares	Apr. 30, 2023 USD ($) shares	Apr. 13, 2018 a	Aug. 31, 2017 a
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets																																													$ 2,069,120		$ 5,535,052
Net smelter return royalty																																													1.00%	1.00%
Nevada mining [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares										500,000	500,000
National chloride company of america [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares						200,000
T Y Sons Right Title And Interest In A Property Option Agreement [Member] | Ty Sons [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares																																												14,000,000
T Y Sons Right Title And Interest In A Property Option Agreement [Member] | Nevada mining [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares										2,500,000	500,000					500,000							500,000								500,000
Purchase of exploration and evaluation assets										$ 325,000		$ 50,000					$ 50,000							$ 50,000											$ 50,000		$ 125,000
Net smelter return royalty																																													2.50%	2.50%
Net smelter returns royalty																																													0.50%	0.50%
Property in option agreement [member] | Vendor [member]
IfrsStatementLineItems [Line Items]
Minimum Royalty																																														$ 1,000,000
Lease property [member] | National chloride company of america [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares		200,000			200,000								200,000					200,000							200,000					100,000						100,000												1,700,000
Purchase of exploration and evaluation assets																																				$ 25,000			$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 50,000
Net smelter return royalty																																													2.00%	2.00%
Minimum Royalty																																														$ 500,000
Area of lease property (Acre) | a																																				12,290															12,290
Additioinal area of lease property (Acre) | a																																6,000
Lease property [member] | National chloride company of america [member] | Acquisition of property.
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets																																				$ 1,825,000		$ 1,000,000
Propety in bristol dry lake [member] | TETRA technologies, inc. [member]
IfrsStatementLineItems [Line Items]
Area of lease property (Acre) | a																																																		12,100
Property in in the adjacent cadiz dry lake [member] | TETRA technologies, inc. [member]
IfrsStatementLineItems [Line Items]
Area of lease property (Acre) | a																																																		11,840
Property in exploration and option agreement [member] | TETRA technologies, inc. [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares	400,000		400,000				400,000							400,000					400,000			200,000						200,000	200,000																				3,400,000
Purchase of exploration and evaluation assets	$ 200,000		$ 200,000				$ 200,000							$ 200,000					$ 200,000			$ 100,000						$ 126,780	$ 100,000																				$ 2,700,000
Property for memorandum of understanding [member] | Vendor [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets				$ 1,000,000					$ 750,000						$ 700,000					$ 600,000	$ 500,000
Net smelter return royalty				2.50%
Minimum Royalty																																	$ 614,150	$ 500,000
Net brine area (Acre) | a																																	33,000	33,000
Tail brine [member] | LANXESS [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets								$ 3,000,000																		$ 3,834,000	$ 3,000,000